NOTE 8 – OTHER INCOME	6 Months Ended
Mar. 31, 2021
Transitional Period [Member]
NOTE 8 – OTHER INCOME

NOTE 8 – OTHER INCOME

The Company recognized other income of $79,000 during the year ended September 30, 2020. The income consists of payments received from third parties for effecting a change in stock symbol.